Income Taxes - Schedule of Future Federal Income Taxes Payable and Expire (Details) - Federal - Nutraceutical - Research and development expenses	Mar. 31, 2021 CAD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 2,374,000
2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	76,000
2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	217,000
2024
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	75,000
2025
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	54,000
2026
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	91,000
2027
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	145,000
2028
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	64,000
2029
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	107,000
2030
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	206,000
2031
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	244,000
2032
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	129,000
2033
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	124,000
2034
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	106,000
2035
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	263,000
2036
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	210,000
2037
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	159,000
2038
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	63,000
2039
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 41,000